UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53232
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53232
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2015

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Regal Total Return Fund
(Class A Shares: RTRTX)

Annual Report
March 31, 2015

Regal Total Return Fund
a series of Investment Managers Series Trust II

Table of Contents

Shareholder letter	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	24
Supplemental Information	25
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Regal Total Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.regaltrx.com

2687 44th St. SE • Kentwood, MI 49512	Phone: 888.546.2715

www.regaltrx.com

Regal Investment Advisors, LLC focused heavily on continuing to enhance our business and firm over the prior year. We have invested in technology and people to provide more efficient and effective service to our clients. As we grow and create greater economies of scale we are seeking to become a stronger force within the industry. Furthermore we have expanded our staff and their training and education as we strive to deepen our bench with the brightest and best in the industry.

As we approach the one-year anniversary of the launch of our fund, we are excited to report that since inception the Regal Total Return Fund (RTRTX) has delivered strong results showcasing that active management is indeed alive and well.

These results can be attributed to both individual security selection as well as sector selection.  In the individual security space our significant allocation to high-quality, dividend paying equities boosted performance as investors sought out alternatives to traditional fixed income in this low-rate environment.  Our high-quality focus also helped us in the International Equity portion of our portfolio as this piece still managed to post positive returns and contribute to overall performance despite the weakness and even negative returns we saw from many overseas markets.

From a sector standpoint our significant underweight to the energy and commodity areas across the portfolio were strong contributors to performance as these areas suffered large corrections during the second half of 2014.  Our over- weight to the US dollar vs. a basket of currencies also was a positive development for the fund as the dollar was one of the best performing currencies during the time period.  Lastly in the fixed income space our overweight to long-term treasuries and high-grade corporates also acted as a nice tailwind as rates remained relatively low.

As we travel around meeting with advisors and their clients and speaking to many of them on the phone the one question that is continually asked is, “how do you like the market right now”? This is a completely reasonable question as having an answer would allow us to position our portfolio to potentially benefit based on the current environment. Unfortunately for us and those who ask that question there is not a simple straightforward answer.  In our decade plus managing investments one thing we have learned is that forecasts on the market direction and attempting to make investment decisions based on those forecasts rarely work over sustained time periods.  Instead we are much better off, in our opinion, evaluating individual companies and investing in those that have showcased above average growth, profitability, and financial health when they are selling at prices that more than compensate us for the risk being taken.

With that being said and although we try to avoid forecasting markets we do think there are some valuable indicators that we should at least pay some attention to as they give us a rough gauge as to the temperature of the market and most importantly have helped us to see signs of impending problems along the way so that we can react accordingly and seek capital preservation.

The majority of the indicators we look at deal with the fixed income markets. This may seem odd at first glance but we believe that the markets tend to take their cues from the fixed income markets and those have helped us to take the temperature of things.

Investment Advisory services offered through Regal Investment Advisors, LLC., an SEC Registered Investment Advisor.
Past performance does not guarantee future results.

2687 44th St. SE • Kentwood, MI 49512	Phone: 888.546.2715

www.regaltrx.com

Currently things look fairly stable and healthy in the credit markets and so this keeps us constructive on the financial markets as a whole. With that being said some of the spread measures we look at are beginning to widen and that leads us to increase our cautiousness and be on the look-out for any additional signs of cracks. We would say overall though our bond market indicators have us cautiously optimistic.

We also look at some contrarian equity market indicators that have been fairly telling over longer time periods in terms of market strength. All of these metrics are showing moderately positive measures in terms of the overall health of our financial markets.

So in sum when asked, “how do you like the market right now”?, we would say that based on both our individual analysis of our portfolio companies’ fundamentals, and the market metrics that we focus on we continue to be overall constructive and will continue to be so until the market tells us differently. We think that is the key to a sound investing strategy. We need to be careful about trying to “guess” where the market might go and instead take our cues from the market directly and respond accordingly.  It is through that discipline we will experience much more favorable results.

The views in this letter were as of March 31, 2015 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top 10 Holdings:

1. FMPXX: 14.34%	6. HYG: 2.89%
2. SHY: 4.81%	7. CSJ: 2.89%
3. UUP: 3.88%	8. MOO: 2.88%
4. IYR: 2.89%	9. CIU: 1.93%
5. MBB: 2.89%	10. OIH: 1.93%

The Holdings are subject to change and should not be considered a recommendation.

RISKS:
Diversification does not assure a profit or guarantee against loss. You could lose money by investing in the Fund. Emerging Markets securities tend to be more volatile and less liquid than securities traded in developed countries. Foreign Securities involve risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls. The Fund invests in exchange traded funds (ETFs) which are securities of other in- vestment companies. An ETF seeks to track the performance of an index by holding all, or a sampling, of the securities of that index, and may not be able to exactly replicate the performance it seeks to track. Shareholders of the Fund bear their proportionate share of the other investment company fees and expenses as well as their share of the Fund fees and expenses. Small-cap and Mid-cap company stocks are considered riskier than large-cap stocks due to greater potential volatility and less liquidity.

Investment Advisory services offered through Regal Investment Advisors, LLC., an SEC Registered Investment Advisor.
Past performance does not guarantee future results.

Regal Total Return Fund
FUND PERFORMANCE at March 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P 500® Index and the Barclays Aggregate Bond Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is a market weighted index composed of 500 large capitalization companies. The Barclays Aggregate Bond Index which used to be called the “Lehman Aggregate Bond Index”, is a broad based index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in the United States.  These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and it is not possible to invest in an index.

Total Returns as of March 31, 2015	6 Months	Since Inception* (Cumulative)
Before deducting maximum sales charge
Class A¹	3.72%	3.40%
After deducting maximum sales charge
Class A¹	-2.26%	-2.54%
S&P 500® Index	5.93%	10.04%
Barclays Aggregate Bond Index	3.43%	3.91%

*	The Fund commenced operations on May 27, 2014.
¹	Maximum sales charge for Class A shares is 5.75%.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 66REGAL (73425).

Gross and Net Expense Ratios for Class A shares were 2.85% and 1.64% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.55% of the average daily net assets of the Fund.  In the absence of such waivers, the Fund’s returns would have been lower.  This agreement is effective until August 1, 2015, and may be terminated by the Trust’s Board of Trustees.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 60 days of purchase will be charged 2.00% redemption fees.

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015

Number of Shares		Value

	COMMON STOCKS – 56.0%
	COMMUNICATIONS – 1.2%
4,818	AT&T, Inc.	$157,307
105	Priceline Group, Inc.*	122,236
		279,543
	CONSUMER DISCRETIONARY – 8.6%
1,423	Cintas Corp.	116,159
1,495	Delphi Automotive PLC	119,211
1,654	Dick's Sporting Goods, Inc.	94,261
1,000	Ecolab, Inc.	114,380
2,324	Gap, Inc.	100,699
1,215	Genuine Parts Co.	113,226
1,891	Las Vegas Sands Corp.	104,081
2,747	Leggett & Platt, Inc.	126,609
3,022	Lowe's Cos., Inc.	224,807
1,500	McDonald's Corp.	146,160
1,793	Michael Kors Holdings Ltd.*	117,890
634	Polaris Industries, Inc.	89,457
2,035	Southwest Airlines Co.	90,151
1,271	Stanley Black & Decker, Inc.	121,203
6,380	Swatch Group A.G. - ADR	134,203
1,644	VF Corp.	123,810
		1,936,307
	CONSUMER STAPLES – 8.8%
23,322	AMBEV SA - ADR	134,335
2,422	Archer-Daniels-Midland Co.	114,803
1,271	Brown-Forman Corp. - Class B	114,835
1,065	Clorox Co.	117,565
2,786	Coca-Cola Co.	112,972
1,643	Colgate-Palmolive Co.	113,926
2,176	Hormel Foods Corp.	123,706
1,155	Ingredion, Inc.	89,882
1,044	Kimberly-Clark Corp.	111,823
1,695	McCormick & Co., Inc.	130,701
1,298	PepsiCo, Inc.	124,115
1,284	Philip Morris International, Inc.	96,724
1,330	Procter & Gamble Co.	108,980
3,125	Sysco Corp.	117,906
1,491	Target Corp.	122,366
1,489	Wal-Mart Stores, Inc.	122,470
1,461	Walgreens Boots Alliance, Inc.	123,718
		1,980,827
	ENERGY – 6.6%
1,172	Chevron Corp.	123,037

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,427	Core Laboratories N.V.	$149,107
2,864	Enbridge, Inc.	138,904
6,179	Ensco PLC - Class A	130,192
1,475	Exxon Mobil Corp.	125,375
76,928	Gran Tierra Energy, Inc.*	210,013
2,091	National Oilwell Varco, Inc.	104,529
1,177	Schlumberger Ltd.	98,209
3,215	TransCanada Corp.	137,345
9,178	Transocean Ltd.	134,641
8,986	Ultra Petroleum Corp.*	140,451
		1,491,803
	FINANCIALS – 6.6%
2,365	Aflac, Inc.	151,384
688	Berkshire Hathaway, Inc. - Class B*	99,292
287	BlackRock, Inc.	104,996
1,129	Chubb Corp.	114,142
2,012	Cincinnati Financial Corp.	107,199
625	Credit Acceptance Corp.*	121,875
2,612	Franklin Resources, Inc.	134,048
4,962	HCP, Inc.	214,408
1,383	T. Rowe Price Group, Inc.	111,995
2,068	Waddell & Reed Financial, Inc. - Class A	102,449
4,500	Western Union Co.	93,645
3,505	Zurich Insurance Group A.G. - ADR*	118,276
		1,473,709
	HEALTH CARE – 8.9%
4,843	Abbott Laboratories	224,376
2,041	AbbVie, Inc.	119,480
1,360	Baxter International, Inc.	93,160
861	Becton, Dickinson and Co.	123,631
662	C.R. Bard, Inc.	110,786
1,332	Cardinal Health, Inc.	120,240
1,254	Express Scripts Holding Co.*	108,810
949	Gilead Sciences, Inc.*	93,125
2,125	ICON PLC*	149,876
1,348	Johnson & Johnson	135,609
758	Laboratory Corp. of America Holdings*	95,576
1,529	Medtronic PLC	119,247
1,390	Novartis AG - ADR	137,068
2,636	Novo Nordisk A.S. - ADR	140,736
2,303	Sanofi - ADR	113,860

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,128	Varian Medical Systems, Inc.*	$106,133
		1,991,713
	INDUSTRIALS – 4.4%
7,117	ABB Ltd. - ADR*	150,667
1,509	Dover Corp.	104,302
2,480	Emerson Electric Co.	140,418
1,101	Illinois Tool Works, Inc.	106,951
2,765	Mueller Industries, Inc.	99,899
1,705	Pentair PLC	107,227
479	W.W. Grainger, Inc.	112,953
1,295	WABCO Holdings, Inc.*	159,130
		981,547
	MATERIALS – 7.4%
685	3M Co.	112,991
723	Air Products & Chemicals, Inc.	109,375
2,303	Bemis Co., Inc.	106,652
2,304	Methanex Corp.	123,425
881	Monsanto Co.	99,148
5,354	Nucor Corp.	254,476
3,697	Potash Corp. of Saskatchewan, Inc.	119,228
493	PPG Industries, Inc.	111,191
1,328	Sherwin-Williams Co.	377,816
827	Sigma-Aldrich Corp.	114,333
7,024	Ternium S.A. - ADR	126,924
		1,655,559
	TECHNOLOGY – 2.3%
1,240	Automatic Data Processing, Inc.	106,194
1,563	Cognizant Technology Solutions Corp. - Class A*	97,515
663	International Business Machines Corp.	106,411
1,167	McGraw Hill Financial, Inc.	120,668
1,794	Syntel, Inc.*	92,804
		523,592
	UTILITIES – 1.2%
2,111	Consolidated Edison, Inc.	128,771
6,355	Korea Electric Power Corp. - ADR*	130,278
		259,049
	TOTAL COMMON STOCKS (Cost $12,374,188)	12,573,649

	EXCHANGE-TRADED FUNDS – 34.4%
6,455	iShares 1-3 Year Credit Bond ETF	681,196
13,378	iShares 1-3 Year Treasury Bond ETF	1,135,525

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
3,618	iShares 10+ Year Credit Bond ETF	$226,487
8,954	iShares Floating Rate Bond ETF	453,431
7,523	iShares iBoxx $High Yield Corporate Bond ETF	681,659
1,866	iShares iBoxx $Investment Grade Corporate Bond ETF	227,111
4,120	iShares Intermediate Credit Bond ETF	455,960
6,178	iShares MBS ETF	681,680
8,603	iShares U.S. Real Estate ETF	682,390
12,689	Market Vectors Agribusiness ETF	680,130
24,053	Market Vectors Gold Miners ETF	438,727
13,495	Market Vectors Oil Service ETF	454,916
35,321	PowerShares DB U.S. Dollar Index Bullish Fund*	914,814

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,606,822)	7,714,026

	SHORT-TERM INVESTMENTS – 15.2%
3,412,545	Fidelity Institutional Money Market Fund, 0.09%[1,2]	3,412,545

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,412,545)	3,412,545

	TOTAL INVESTMENTS – 105.6% (Cost $23,393,555)	23,700,220
	Liabilities in Excess of other assets – (5.6)%	(1,252,391)

	TOTAL NET ASSETS –100.0%	$22,447,829

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
(6)	3M Co. Exercise Price: $170, Expiration Date: April 17, 2015*	$(270)
(20)	AbbVie, Inc. Exercise Price: $60, Expiration Date: May 15, 2015*	(2,800)
(23)	Aflac, Inc. Exercise Price: $65, Expiration Date: May 15, 2015*	(2,001)
(7)	Air Products & Chemicals, Inc. Exercise Price: $160, Expiration Date: June 19, 2015*	(1,750)
(24)	Archer-Daniels-Midland Co Exercise Price: $50, Expiration Date: June 19, 2015*	(2,016)
(48)	AT&T, Inc. Exercise Price: $36, Expiration Date: May 15, 2015*	(240)
(12)	Automatic Data Processing, Inc. Exercise Price: $87.50, Expiration Date: May 15, 2015*	(1,560)
(23)	Bemis Co., Inc. Exercise Price: $50, Expiration Date: April 17, 2015*	—

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(12)	Brown-Forman Corp. - Class B Exercise Price: $95, Expiration Date: June 19, 2015*	$(1,380)
(6)	C.R. Bard, Inc. Exercise Price: $180, Expiration Date: April 17, 2015*	—
(13)	Cardinal Health, Inc. Exercise Price: $90, Expiration Date: June 19, 2015*	(4,966)
(9)	Chevron Corp. Exercise Price: $120, Expiration Date: June 19, 2015*	(144)
(11)	Chubb Corp. Exercise Price: $105, Expiration Date: April 17, 2015*	(132)
(20)	Cincinnati Financial Corp. Exercise Price: $55, Expiration Date: June 19, 2015*	(1,200)
(14)	Cintas Corp. Exercise Price: $85, Expiration Date: August 21, 2015*	(3,220)
(10)	Clorox Co. Exercise Price: $115, Expiration Date: April 17, 2015*	(220)
(27)	Coca-Cola Co. Exercise Price: $42, Expiration Date: June 19, 2015*	(1,890)
(16)	Colgate-Palmolive Co. Exercise Price: $72.50, Expiration Date: May 15, 2015*	(576)
(17)	Consolidated Edison, Inc. Exercise Price: $65, Expiration Date: May 15, 2015*	(680)
(15)	Dover Corp. Exercise Price: $75, Expiration Date: June 19, 2015*	(900)
(10)	Ecolab, Inc. Exercise Price: $115, Expiration Date: April 17, 2015*	(1,620)
(24)	Emerson Electric Co. Exercise Price: $60, Expiration Date: June 19, 2015*	(1,680)
(11)	Exxon Mobil Corp. Exercise Price: $97.50, Expiration Date: April 17, 2015*	(11)
(26)	Franklin Resources, Inc. Exercise Price: $55, Expiration Date: May 15, 2015*	(780)
(9)	Genuine Parts Co. Exercise Price: $110, Expiration Date: May 15, 2015*	—
(20)	HCP, Inc. Exercise Price: $45, Expiration Date: April 17, 2015*	(300)
(11)	Illinois Tool Works, Inc. Exercise Price: $100, Expiration Date: June 19, 2015*	(1,815)
(8)	Johnson & Johnson Exercise Price: $110, Expiration Date: April 17, 2015*	(24)
(10)	Kimberly-Clark Corp. Exercise Price: $115, Expiration Date: April 17, 2015*	—
(20)	Lowe's Cos. Exercise Price: $65, Expiration Date: April 17, 2015*	(19,800)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(16)	McCormick & Co., Inc. Exercise Price: $80, Expiration Date: June 19, 2015*	$(2,160)
(15)	McDonald's Corp. Exercise Price: $100, Expiration Date: April 17, 2015*	(840)
(11)	McGraw Hill Financial, Inc. Exercise Price: $105, Expiration Date: May 15, 2015*	(2,695)
(15)	Medtronic PLC Exercise Price: $77.50, Expiration Date: May 15, 2015*	(3,555)
(25)	Nucor Corp. Exercise Price: $50, Expiration Date: April 17, 2015*	(525)
(17)	Pentair PLC Exercise Price: $70, Expiration Date: May 15, 2015*	(255)
(10)	PepsiCo, Inc. Exercise Price: $100, Expiration Date: April 17, 2015*	(260)
(4)	PPG Industries, Inc. Exercise Price: $240, Expiration Date: May 15, 2015*	(420)
(13)	Procter & Gamble Co. Exercise Price: $87.50, Expiration Date: April 17, 2015*	(39)
(13)	Sherwin-Williams Co. Exercise Price: $290, Expiration Date: June 19, 2015*	(9,880)
(10)	Stanley Black & Decker, Inc. Exercise Price: $100, Expiration Date: April 17, 2015*	—
(31)	Sysco Corp. Exercise Price: $40, Expiration Date: August 21, 2015*	(3,255)
(13)	T. Rowe Price Group, Inc Exercise Price: $85, Expiration Date: April 17, 2015*	(182)
(14)	Target Corp. Exercise Price: $80, Expiration Date: April 17, 2015*	(4,242)
(16)	VF Corp. Exercise Price: $77.50, Expiration Date: May 15, 2015*	(2,048)
(4)	W.W. Grainger, Inc. Exercise Price: $240, Expiration Date: April 17, 2015*	(1,040)
(14)	Wal-Mart Stores, Inc. Exercise Price: $85, Expiration Date: June 19, 2015*	(1,750)
		(85,121)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $109,932)	$(85,121)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as cover for open written options contracts.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
SUMMARY OF INVESTMENTS
As of March 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	8.9%
Consumer Staples	8.8%
Consumer Discretionary	8.6%
Materials	7.4%
Energy	6.6%
Financials	6.6%
Industrials	4.4%
Technology	2.3%
Communications	1.2%
Utilities	1.2%
Total Common Stocks	56.0%
Exchange-Traded Funds	34.4%
Short-Term Investments	15.2%
Total Investments	105.6%
Liabilities in Excess of other assets	(5.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2015

Assets:
Investments, at value (cost $23,393,555)	$23,700,220
Cash	16,599
Receivables:
Investment securities sold	807,878
Fund shares sold	11,500
Dividends and interest	20,221
Prepaid expenses	17,191
Prepaid offering costs	6,644
Total assets	24,580,253

Liabilities:
Written options contracts, at value (proceeds $109,932)	85,121
Payables:
Investment securities purchased	1,915,029
Fund shares redeemed	81,151
Advisory fees	9,294
Shareholder servicing fees (Note 7)	2,858
Distribution fees (Note 8)	4,614
Auditing fees	15,048
Administration fees	4,464
Fund accounting fees	3,131
Transfer agent fees and expenses	3,027
Legal fees	1,741
Custody fees	1,636
Chief Compliance Officer fees	633
Trustees' fees and expenses	118
Accrued other expenses	4,559
Total liabilities	2,132,424

Net Assets	$22,447,829

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	$21,943,871
Accumulated net investment income	17,652
Accumulated net realized gain on investments, securities sold short
and written options contracts	154,830
Net unrealized appreciation on:
Investments	306,665
Written options contracts	24,811
Net Assets	$22,447,829

Maximum Offering Price per Share
Shares of beneficial interest issued and outstanding	2,174,372
Net asset value per share	$10.32
Maximum sales charge (5.75% of offering price)	0.63
Maximum public offering price to public	$10.95

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF OPERATIONS
For the Period May 27, 2014* through March 31, 2015

Investment Income:
Dividends (net of foreign withholding taxes of $2,983)	$197,290
Interest	1,470
Total investment income	198,760

Expenses:
Advisory fees	95,473
Offering costs	34,345
Administration fees	31,544
Distribution fees (Note 8)	26,493
Fund accounting fees	23,722
Transfer agent fees and expenses	21,835
Registration fees	19,900
Shareholder servicing fees (Note 7)	15,736
Auditing fees	15,048
Custody fees	13,063
Chief Compliance Officer fees	8,517
Trustees' fees and expenses	7,064
Legal fees	5,697
Shareholder reporting fees	5,561
Miscellaneous	5,058
Insurance fees	1,013

Total expenses	330,069
Advisory fees waived	(95,473)
Other expenses absorbed	(70,338)
Net expenses	164,258
Net investment income	34,502

Realized and Unrealized Gain on Investments, Securities Sold Short and Written Options Contracts:
Net realized gain on:
Investments	128,586
Securities sold short	252
Written options contracts	24,308
Net realized gain	153,146
Net change in unrealized appreciation/depreciation on:
Investments	306,665
Written options contracts	24,811
Net change in unrealized appreciation/depreciation	331,476
Net realized and unrealized gain on investments, securities sold short and
written options contracts	484,622

Net increase in Net Assets from Operations	$519,124

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 27, 2014* through
March 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$34,502
Net realized gain on investments, securities sold short
and written options contracts	153,146
Net change in unrealized appreciation/depreciation on investments
and written options contracts	331,476
Net increase in net assets resulting from operations	519,124

Distributions to Shareholders:
From net investment income	(36,345)
Total distributions to shareholders	(36,345)

Capital Transactions:
Net proceeds from shares sold	23,652,611
Reinvestment of distributions	36,272
Cost of shares redeemed[1]	(1,723,833)
Net increase in net assets from capital transactions	21,965,050

Total increase in net assets	22,447,829

Net Assets:
Beginning of period	-
End of period	$22,447,829

Accumulated net investment income	$17,652

Capital Share Transactions:
Shares sold	2,341,099
Shares reinvested	3,574
Shares redeemed	(170,301)
Net increase in capital share transactions	2,174,372

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $778.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	May 27, 2014* through
	March 31, 2015
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized gain	0.31
Total from investment operations	0.34

Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)

Redemption fee proceeds	-	[2]

Net asset value, end of period	$10.32

Total return[3]	3.40%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,448

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.11%	[5]
After fees waived and expenses absorbed	1.55%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.24)%	[5]
After fees waived and expenses absorbed	0.32%	[5]
Portfolio turnover rate	158%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2015

Note 1 – Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek positive total return.  The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

Transactions in option contracts written for the period May 27, 2014 (commencement of operations) through March 31, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at May 27, 2014	-	$-
Options written	1,306	173,493
Options terminated in closing purchasing transactions	(13)	(1,626)
Options expired	(278)	(24,308)
Options exercised	(292)	(37,627)
Outstanding at March 31, 2015	723	$109,932

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Regal Total Return Fund incurred offering costs of approximately $40,989, which are being amortized over a one-year period from May 27, 2014 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period May 27, 2014 (commencement of operations) through March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Regal Investment Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55% of average daily net assets of the Fund.  This agreement is effective until August 1, 2015, and may be terminated by the Trust’s Board of Trustees.

For the period May 27, 2014 (commencement of operations) through March 31, 2015, the Advisor waived its fees and absorbed other expenses totaling $165,811.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2015, the amount of these potentially recoverable expenses was $165,811.  The Advisor may recapture all or a portion of this amount no later than March 31, 2018.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 27, 2014 (commencement of operations) through March 31, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 27, 2014 (commencement of operations) through March 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,541,724

Gross unrealized appreciation	$824,206
Gross unrealized depreciation	(665,710)

Net unrealized appreciation on investments	$158,496

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2015, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ (21,179)	$ 19,495	$ 1,684

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$296,654
Undistributed long-term capital gains	23,997
Tax accumulated earnings	320,651

Net unrealized appreciation on investments	158,496
Net unrealized appreciation on written options contracts	24,811
Total accumulated earnings	$503,958

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

The tax character of distributions paid during the fiscal year ended March 31, 2015 is as follows:

Distribution paid from:	2015
Ordinary income	$36,345
Total distributions paid	$36,345

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the period May 27, 2014 (commencement of operations) through March 31, 2015, the Fund received $778 in redemption fees.

Note 6- Investment Transactions
For the period May 27, 2014 (commencement of operations) through March 31, 2015, purchases and sales of investments, excluding short-term investments, were $34,284,908 and $14,432,648, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 27, 2014 (commencement of operations) through March 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Fund’s shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Distributor.

For the period May 27, 2014 (commencement of operations) through March 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$12,573,649	$-	$-	$12,573,649
Exchange-Traded Funds	7,714,026	-	-	7,714,026
Short-Term Investments	3,412,545	-	-	3,412,545
Total Investments	$23,700,220	$-	$-	$23,700,220
Liabilities
Written Options Contracts	$77,076	$8,045	$-	$85,121

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the period May 27, 2014 (commencement of operations) through March 31, 2015.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of March 31, 2015 by risk category are as follows:

	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$85,121
Total		$85,121

The effects of derivative instruments on the Statement of Operations for the year ended March 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$24,308
Total	$24,308

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$24,811
Total	$24,811

The number of contracts is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of March 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Number of contracts	(406)

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015

Note 12 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Regal Total Return Fund and
the Board of Trustees of
Investment Managers Series Trust II

We have audited the accompanying statement of assets and liabilities of the Regal Total Return Fund (the “Fund”), a series of Investment Managers Series Trust II, including the schedule of investments, as of March 31, 2015, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period May 27, 2014 (commencement of operations) through March 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Regal Total Return Fund as of March 31, 2015, and the results of its operations, the changes in its net assets and financial highlights for the period May 27, 2014  through March 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 29, 2015

Regal Total Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Qualified Dividend Income
For the period ended March 31, 2015, 34.10% of dividends to be paid from net investment income, including short-term capital gains, (if any) from the Fund, is designated as qualified dividend income.

Corporate Dividends Received Deduction
For the period ended March 31, 2015, 25.51% of dividends to be paid from net investment income, including short-term capital gains, (if any) from the Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (844) 66REGAL (73425). The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – present).	6	None.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008-present); Director, Managed Accounts, Merrill Lynch (2007-2008).	6	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors (2001-present).	6	None.
Interested Trustees:
John P. Zader a ‡ (born 1961) Trustee	Since September 2013	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator and custodian for the Fund, (2006 - June 2014).	6	Investment Managers Series Trust, a registered investment company.
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since September 2013	President, Mutual Fund Administration, LLC, co- administrator for the Fund (2006 – present).	6	Investment Managers Series Trust, a registered investment company.
Officers of the Trust:
Terrance P. Gallagher, [a] (born 1958) Chief Executive Officer and President	Since September 2013	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007).	N/A	N/A
Rita Dam [b] (born 1966) Chief Financial Officer, Treasurer and Assistant Secretary	Since September 2013	Vice President, Mutual Fund Administration, LLC (2006 – present).	N/A	N/A

Regal Total Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Joy Ausili [b] (born 1966) Secretary and Assistant Treasurer	Since September 2013	Vice President, Mutual Fund Administration, LLC (2006 – present).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC
(October 2014 – present); Managing Director,
Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 39 Statford Square, Boyerstown, PA 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an "interested person" of the Trust until July 1, 2016, by reason of his former position at UMB Fund Services, Inc.

Regal Total Return Fund
EXPENSE EXAMPLE
For the Period Ended March 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Regal Total Return Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/14	3/31/15	10/1/14 – 3/31/15
Actual Performance	$ 1,000.00	$ 1,037.20	$ 7.86
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.22	$ 7.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Regal Total Return Fund
a series of Investment Managers Series Trust II

Investment Advisor
Regal Investment Advisors, LLC
2687 44th St SE
Kentwood, Michigan  49512

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Regal Total Return Fund – Class A	RTRTX	46141T 307

Privacy Principles of the Regal Total Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Regal Total Return Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (844) 66REGAL (73425) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (844) 66REGAL (73425) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (844) 66REGAL.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Regal Total Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 66REGAL (73425)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1 (844) 66REGAL (73425).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2015	FYE 03/31/14
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 03/31/2015	FYE 03/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 03/31/2015	FYE 03/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 9, 2015.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/5/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/5/2015